Current and Deferred Income Tax (Tables)	12 Months Ended
Jun. 30, 2020
Current and Deferred Income Tax [Abstract]
Schedule of income tax
	06.30.20	06.30.19	06.30.18
Current income tax	(24,441)	(131,359)	(448,599)
Special tax for tax revaluation	-	(394,898)	-
Deferred income tax	(5,348,343)	6,664,298	6,982,922
Minimum presumed income tax	(1,215)	-	-
Income tax - (Loss) / Gain	(5,373,999)	6,138,041	6,534,323

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate	Fiscal year
Argentina	25% and 30%	2020 and 2019
Argentina	35%	2018
Uruguay	0%	-

Schedule of deferred tax assets and liabilities

	06.30.20	06.30.19
Deferred income tax asset to be recovered after more than 12 months	2,953,241	625,265
Deferred income tax asset to be recovered within 12 months	731,332	1,889,431
Deferred income tax asset	3,684,573	2,514,696

Deferred income tax liabilities to be recovered after more than 12 months	(26,356,656)	(5,036,780)
Deferred income tax liabilities to be recovered within 12 months	(1,086,624)	(16,156,418)
Deferred income tax liabilities	(27,443,280)	(21,193,198)
Deferred income tax, net	(23,758,707)	(18,678,502)

Schedule of the deferred income tax assets and liabilities
	06.30.19	(Charged) / Credited to the statement of income	Revaluation surplus	Decrease due to loss of control	06.30.20
Deferred income tax asset
Tax loss carry-forwards	1,555,861	1,061,858	-	-	2,617,719
Investment properties	-	133,302	-	-	133,302
Borrowings	45,919	(483)	-	-	45,436
Trade and other payables	783,473	(221,146)	-	-	562,327
Trade and other receivables	98,240	(33,557)	-	-	64,683
Trading properties	-	223,668	-	-	223,668
Provisions	638	(15)	-	-	623
Other	9,375	11,720	-	-	21,095
Payroll and social security liabilities	5,255	(1,578)	-	-	3,677
Tax inflation adjustment	15,935	(3,892)	-	-	12,043
Subtotal deferred income tax assets	2,514,696	1,169,877	-	-	3,684,573

Deferred income tax liabilities
Investment properties and properties plant and equipment	(18,369,550)	(5,864,823)	(91,154)	359,292	(23,966,235)
Right of use assets	-	(1,513)	-	-	(1,513)
Trade and other payables	(36,225)	(757)	-	-	(36,982)
Investments in financial instruments	(175,724)	75,251	-	-	(100,473)
Other	(90,986)	(145,944)	-	-	(236,930)
Trading properties	(35,254)	15,432	-	-	(19,822)
Tax inflation adjustment	(1,600,472)	(560,208)	-	-	(2,160,680)
Trade and other receivables	(876,837)	(43,787)	-	-	(920,624)
Cash and cash equivalent	(8,150)	8,129	-	-	(21)
Subtotal deferred income tax liabilities	(21,193,198)	(6,518,220)	(91,154)	359,292	(27,443,280)
Deferred income tax liabilities, net	(18,678,502)	(5,348,343)	(91,154)	359,292	(23,758,707)

	06.30.18	(Charged) / Credited to the statement of income	06.30.19
Deferred income tax asset
Tax loss carry-forwards	1,897,615	(341,754)	1,555,861
Trade and other payables	859,493	(76,020)	783,473
Borrowings	46,661	(742)	45,919
Trade and other receivables	98,558	(318)	98,240
Trading properties	6,937	(6,937)	-
Provisions	1,888	(1,250)	638
Other	38,325	(28,950)	9,375
Payroll and social security liabilities	8,161	(2,906)	5,255
Tax inflation adjustment	-	15,935	15,935
Subtotal deferred income tax assets	2,957,638	(442,942)	2,514,696

Deferred income tax liabilities
Investment properties and properties plant and equipment	(27,508,822)	9,139,272	(18,369,550)
Trade and other payables	(16,986)	(19,239)	(36,225)
Investments in financial instruments	(76,285)	(99,439)	(175,724)
Other	(118,146)	27,160	(90,986)
Trading properties	(65,027)	29,773	(35,254)
Intangible assets	(1,053)	1,053	-
Tax inflation adjustment	-	(1,600,472)	(1,600,472)
Trade and other receivables	(511,125)	(365,712)	(876,837)
Cash and cash equivalent	(2,994)	(5,156)	(8,150)
Subtotal deferred income tax liabilities	(28,300,438)	7,107,240	(21,193,198)
Deferred income tax liabilities, net	(25,342,800)	6,664,298	(18,678,502)

Schedule of tax loss carry forward

Jurisdiction	Tax loss carry- forward	Date of generation	Date of expiration	Rate
Argentina	2,248	2016	2021	25%
Argentina	8,121	2017	2022	25%
Argentina	2,781,231	2018	2023	25%
Argentina	1,183,486	2019	2024	25%
Argentina	4,720,012	2020	2025	25% and 30%
	8,695,098

Schedule of reconciliation of income tax recognized

	06.30.20	06.30.19	06.30.18
(Profit) / loss for year before income tax at the prevailing tax rate	(7,058,178)	9,618,302	(4,834,957)
Tax effects of:
Rate change	2,374,798	221,159	10,515,288
Share of profit of associates and joint ventures	53,373	(173,386)	310,583
Result by rate transparency	186,489	(101,841)	-
Result from sale of subsidiaries	(391,936)	(1,691)	-
Special tax, revaluation	-	(394,898)	-
Expiration of carry-forwards	(100)	-	-
Tax loss carry-forwards	(129,387)	(77,255)	-
Non-taxable financial dividends	-	-	272,594
Non-taxable, non-deductible items	(615)	36,725	(16,060)
Derivative special tax	-	-	(1,881)
Difference between provisions and affidavits	48,333	3,712	2,395
Minimum presumed income tax	(1,215)	-	(73)
Goodwill reversal	-	(55,318)	-
Others	4	(8,583)	(415)
Inflation adjustment	(588,429)	(1,853,819)	286,849
Tax inflation adjustment	132,864	(1,075,066)	-
Income tax - (Loss) / Gain	(5,373,999)	6,138,041	6,534,323